RELATED-PARTY TRANSACTIONS - Key Management compensation and other information from related parties (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$) EquityInstruments	Dec. 31, 2019 BRL (R$) EquityInstruments	Dec. 31, 2018 EquityInstruments
Key Management
RELATED PARTY TRANSACTIONS
Salaries, variable compensation and benefits | R$	R$ 41,165	R$ 32,359
Contributions to defined contribution pension plans | R$	1,416	1,687
Cost of long-term incentive plan | R$	39,766	26,631
Fundacao Gerdau, Instituto Gerdau and Fundacao Ouro Branco
RELATED PARTY TRANSACTIONS
Contributions to defined contribution pension plans | R$	R$ 104,322	R$ 96,191
Restricted and Performance Shares | Key Management
Restricted shares granted to Management
Balance, beginning of year	6,717,872	6,717,872	6,375,547
Granted	733,218	1,083,116
Exercised	(937,325)	(627,076)
Cancelled	(64,112)	(38,553)
Others	(6,595)	75,163
Balance, end of year	6,456,248	6,717,872	6,717,872